Notes to the cash flow statements - Cash and balances with central banks, Businesses disposed, and restricted cash (Details) - AUD ($) $ in Millions	Sep. 30, 2023	Sep. 30, 2022
Cash and balances with central banks
Cash and cash at bank	$ 13,852	$ 14,711
Exchange settlement accounts	88,371	90,243
Regulatory deposits with central banks	299	303
Total cash and balances with central banks	102,522	105,257
Restricted cash
Restricted cash included in cash and balances with central banks	299	303
Parent Entity
Cash and balances with central banks
Cash and cash at bank	13,490	14,226
Exchange settlement accounts	79,810	80,767
Regulatory deposits with central banks	166	189
Total cash and balances with central banks	93,466	95,182
Restricted cash
Restricted cash included in cash and balances with central banks	$ 166	$ 189